Cover	Sep. 03, 2024
Entity Addresses [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Xtant Medical holdings, Inc.
Entity Central Index Key	0001453593
Entity Tax Identification Number	20-5313323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	664 Cruiser Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	388-0480
Contact Personnel Name	Sean E. Browne